Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011	Feb. 15, 2012 Capital Stock [Member]	Feb. 15, 2012 Class B Capital Stock [Member]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Registrant Name	MONARCH CEMENT CO
Entity Central Index Key	0000067517
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding			2,569,831	1,443,803
Entity Well-known Seasoned Issuer	No
Entity Public Float		$ 82,436,544
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No